Jun. 23, 2017

John Hancock Funds II
John Hancock International Small Cap Fund (the fund)

Supplement dated June 23, 2017 to the Class NAV share Prospectus, as may be supplemented

Effective July 1, 2017, in the "Fund summary – PAST PERFORMANCE" section, the Average annual total returns table is replaced in its entirety by the following:

Average annual total returns (%)—as of 12/31/15	1 year	5 year	10 year
Class NAV (before tax)	0.59	3.02	5.14
after tax on distributions	0.16	2.49	3.65
after tax on distributions, with sale	0.33	2.10	3.64
MSCI ACWI ex US Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	2.95	2.99	5.32
S&P/Citigroup Global ex US <$2 Billion Index* (reflects no deduction for fees, expenses, or taxes)	0.66	1.46	4.59

*Prior to July 1, 2017, the fund compared its performance to the S&P/Citigroup Global ex US <$2 Billion Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI ACWI ex US Small Cap Index as the benchmark to which the fund compares its performance.

John Hancock Funds II
John Hancock International Small Cap Fund (the fund)

Supplement dated June 23, 2017 to the Class 1 share Prospectus, as may be supplemented

Effective July 1, 2017, in the "Fund summary – PAST PERFORMANCE" section, the Average annual total returns table is replaced in its entirety by the following:

Average annual total returns (%)—as of 12/31/15	1 year	5 year	10 year
Class 1 (before tax)	0.60	2.98	5.09
after tax on distributions	0.19	2.47	3.62
after tax on distributions, with sale	0.34	2.07	3.61
MSCI ACWI ex US Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	2.95	2.99	5.32
S&P/Citigroup Global ex US <$2 Billion Index* (reflects no deduction for fees, expenses, or taxes)	0.66	1.46	4.59

*Prior to July 1, 2017, the fund compared its performance to the S&P/Citigroup Global ex US <$2 Billion Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI ACWI ex US Small Cap Index as the benchmark to which the fund compares its performance.